Note 16 - Weighted-average Asset Allocation By Assets Category (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Major US Plans [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Asset allocations	100.00%	100.00%
Major US Plans [Member] | Equity Securities [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Asset allocations	15.00%	15.00%
Major US Plans [Member] | Equity Securities [Member] | Minimum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	12.00%
Major US Plans [Member] | Equity Securities [Member] | Maximum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	18.00%
Major US Plans [Member] | Debt Securities [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Asset allocations	35.00%	35.00%
Major US Plans [Member] | Debt Securities [Member] | Minimum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	32.00%
Major US Plans [Member] | Debt Securities [Member] | Maximum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	38.00%
Major US Plans [Member] | Real Estate [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Asset allocations	3.00%	3.00%
Major US Plans [Member] | Real Estate [Member] | Minimum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	2.00%
Major US Plans [Member] | Real Estate [Member] | Maximum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	8.00%
Major US Plans [Member] | Cash and Cash Equivalents [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Asset allocations	1.00%	3.00%
Major US Plans [Member] | Cash and Cash Equivalents [Member] | Minimum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	0.00%
Major US Plans [Member] | Cash and Cash Equivalents [Member] | Maximum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	6.00%
Major US Plans [Member] | Global Balanced Asset Allocation Funds [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Asset allocations	13.00%	14.00%
Major US Plans [Member] | Global Balanced Asset Allocation Funds [Member] | Minimum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	10.00%
Major US Plans [Member] | Global Balanced Asset Allocation Funds [Member] | Maximum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	20.00%
Major US Plans [Member] | Other Assets [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Asset allocations	33.00%	30.00%
Major US Plans [Member] | Other Assets [Member] | Minimum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	25.00%
Major US Plans [Member] | Other Assets [Member] | Maximum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	35.00%
Major Non-U.S. Plans [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Asset allocations	100.00%	100.00%
Major Non-U.S. Plans [Member] | Equity Securities [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Asset allocations	3.00%	6.00%
Major Non-U.S. Plans [Member] | Equity Securities [Member] | Minimum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	0.00%
Major Non-U.S. Plans [Member] | Equity Securities [Member] | Maximum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations		10.00%
Major Non-U.S. Plans [Member] | Debt Securities [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Asset allocations	35.00%	27.00%
Major Non-U.S. Plans [Member] | Debt Securities [Member] | Minimum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	28.00%
Major Non-U.S. Plans [Member] | Debt Securities [Member] | Maximum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations		38.00%
Major Non-U.S. Plans [Member] | Real Estate [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Asset allocations	0.00%	1.00%
Major Non-U.S. Plans [Member] | Real Estate [Member] | Minimum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	0.00%
Major Non-U.S. Plans [Member] | Real Estate [Member] | Maximum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations		5.00%
Major Non-U.S. Plans [Member] | Cash and Cash Equivalents [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Asset allocations	3.00%	4.00%
Major Non-U.S. Plans [Member] | Cash and Cash Equivalents [Member] | Minimum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	0.00%
Major Non-U.S. Plans [Member] | Cash and Cash Equivalents [Member] | Maximum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations		10.00%
Major Non-U.S. Plans [Member] | Global Balanced Asset Allocation Funds [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Asset allocations	6.00%	11.00%
Major Non-U.S. Plans [Member] | Global Balanced Asset Allocation Funds [Member] | Minimum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	0.00%
Major Non-U.S. Plans [Member] | Global Balanced Asset Allocation Funds [Member] | Maximum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations		10.00%
Major Non-U.S. Plans [Member] | Other Assets [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Asset allocations	53.00%	51.00%
Major Non-U.S. Plans [Member] | Other Assets [Member] | Minimum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations	50.00%
Major Non-U.S. Plans [Member] | Other Assets [Member] | Maximum [Member]
Weighted Average Asset Allocation By Assets Category [Line Items]
Target asset allocations		60.00%